Short-Term Loans (Tables)	12 Months Ended
Dec. 31, 2025
Short-term loans [Member]
Disclosure of detailed information about borrowings [Line Items]
Summary of Loans

	December 31
	2024	2025
	NT$	NT$
	(In Millions)
Unsecured bank loans	$215	$340
The annual interest rates of bank loans were as follows:

	December 31
	2024	2025
Unsecured bank loans	1.82%-3.49%	2.05%-2.08%